CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	December 31, 2020	December 31, 2019
2016 Debentures (a)	$94,768,430	$61,149,632
2017 Debentures (b)	86,567,845	58,431,560
2020 Debentures (c)	31,482,817	—
IsoEnergy Debentures (d)	14,033,992	—

Convertible Debentures	$226,853,084	$119,581,192

2016 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

	Year Ended December 31, 2020	Year Ended December 31, 2019
Fair value of 2016 Debentures, beginning of year	$61,149,632	$72,481,375
Fair value change during the year	33,618,798	(11,331,743)
Interest expense	6,112,513	5,911,455
Interest paid	(5,762,383)	(5,566,552)

2016 Debentures and interest payable	$95,118,560	$61,494,535
Less: interest payable included in accounts payable & accrued liabilities	(350,130)	(344,903)

2016 Debentures, end of year	$94,768,430	$61,149,632

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions
The inputs used in the 2016 Debentures pricing model as at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
Volatility		38.00%		38.00%
Expected life in years		1.56 years		2.56 years
Risk free interest rate		0.20%		1.69%
Expected dividend yield		0%		0%
Credit spread		19.53%		23.96%
Underlying share price of the Company		$3.51		$1.67
Conversion exercise price	US$	2.3261	US$	2.3261
Exchange rate (C$:US$)		$0.7854		$0.7699

2017 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

	Year ended December 31, 2020	Year ended December 31, 2019
Fair value of 2017 Debentures, beginning of year	$58,431,560	$65,709,509
Fair value change during the year	28,136,285	(7,277,949)
Interest expense	6,112,513	5,911,455
Interest paid	(5,762,383)	(5,566,552)

2017 Debentures and interest payable	$86,917,975	$58,776,463
Less: interest payable included in accounts payable & accrued liabilities	(350,130)	(344,903)

2017 Debentures, end of year	$86,567,845	$58,431,560

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions
The inputs used in the 2017 Debentures pricing model as at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020		December 31, 2019
Volatility		38.00%		38.00%
Expected life in years		1.56 years		2.56 years
Risk free interest rate		0.20%		1.69%
Expected dividend yield		0%		0%
Credit spread		19.53%		23.96%
Underlying share price of the Company		$3.51		$1.67
Conversion exercise price	US$	2.6919	US$	2.6919
Exchange rate (C$:US$)		$0.7854		$0.7699

2020 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

December 31, 2020
Fair value of 2020 Debentures on issuance	$20,261,470
Fair value change during the year	11,221,347
Interest expense	897,129
Interest paid	(809,595)

2020 Debentures and interest payable	$31,570,351
Less: interest payable included in accounts payable & accrued liabilities	(87,534)

2020 Debentures, end of year	$31,482,817

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions
The inputs used in the 2020 Debentures pricing model as at December 31, 2020 and May 27, 2020 are as follows:

	December 31, 2020	May 27, 2020
Volatility	38.00%	38.00%
Expected life in years	4.41 years	5 years
Risk free interest rate	0.74%	0.75%
Expected dividend yield	0%	0%
Credit spread	19.53%	22.31%
Underlying share price of the Company	$3.51	$1.93
Conversion exercise price	$2.34	$2.34
Exchange rate (C$:US$)	$0.7854	$0.7257

ISO Energy Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

Year ended December 31, 2020
Fair value of IsoEnergy Debentures on issuance	$7,629,586
Fair value change during the year	6,404,406
Interest expense	248,962
Interest paid	(248,962)

IsoEnergy Debentures, end of year	$14,033,992

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions
The IsoEnergy Debentures were valued using a convertible bond pricing model based on a system of two coupled Black-Scholes equations where the debt and equity components are separately valued based on different default risks and assumptions.

	December 31, 2020	August 18, 2020
Volatility	46.00%	48.00%
Expected life in years	4.65 years	5 years
Risk free interest rate	0.79%	0.76%
Expected dividend yield	0%	0%
Credit spread	21.70%	22.80%
Underlying share price of IsoEnergy	$1.87	$1.24
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.7854	$0.7594